SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8.     SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 8.  SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.